Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Summary of time deposits issued by domestic and foreign offices
Following is a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and foreign offices.

	December 31,
(in billions)	2014	2013
Total domestic and foreign	$124.9	117.4
Domestic:
$100,000 or more	14.7	16.6
$250,000 or more	6.9	7.2
Foreign:
$100,000 or more	16.4	15.3
$250,000 or more	16.4	15.2

Contractual maturities of time certificate of deposits and other time deposits issued by domestic and foreign offices	The contractual maturities of these deposits are presented in the following table.

(in millions)	December 31, 2014
2015	$103,409
2016	10,205
2017	3,070
2018	3,207
2019	1,204
Thereafter	3,785
Total	$124,880

Contractual maturities of domestic time deposits with a denomination of $100,000 or more
The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in the following table.

(in millions)	2014
Three months or less	$3,700
After three months through six months	2,352
After six months through twelve months	2,340
After twelve months	6,338
Total	$14,730